Business and asset acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Sonora Agropecuaria, S.A. de C.V.
Business and asset acquisitions
Schedule of identifiable assets acquired and liabilities assumed

The following is a summary of the recognized amounts of acquired assets and assumed liabilities at the date, compared to the consideration paid:

Acquisition value

Current assets, other than inventories	$349,834
Inventories	123,959
Property, plant and equipment	383,680
Total assets	857,473
Current liabilities	(263,365)
Deferred income tax	(35,916)
Acquired net identifiable assets	558,192
Controlling interest	305,889
Non-controlling interest	252,303
Consideration paid	215,000
Bargain purchase gain (note 30)	$90,889